Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	BASIC MATERIALS — 3.7%
5,462	Clearwater Paper Corp.*	$183,851
4,257	Hawkins, Inc.	213,787
87,434	Hecla Mining Co.	526,353
8,721	Innospec, Inc.	651,371
2,704	Stepan Co.	311,744
		1,887,106
	COMMUNICATIONS — 5.0%
59,847	A10 Networks, Inc.*	511,692
2,944	ADTRAN, Inc.	32,649
55,720	ChannelAdvisor Corp.*	937,210
44,174	Quotient Technology, Inc.*	384,755
2,793	Stamps.com, Inc.*,1	696,407
		2,562,713
	CONSUMER, CYCLICAL — 9.0%
17,412	Cannae Holdings, Inc.*	656,955
46,093	Forestar Group, Inc.*	819,073
68,890	Green Brick Partners, Inc.*	980,993
6,480	Johnson Outdoors, Inc. - Class A1	555,401
20,925	Knoll, Inc.	269,305
3,516	Shyft Group, Inc.	70,214
8,206	Superior Group of Cos., Inc.	189,887
13,759	Systemax, Inc.[1]	305,312
3,921	UniFirst Corp.	755,263
		4,602,403
	CONSUMER, NON-CYCLICAL — 25.1%
6,884	Aaron's, Inc.	384,747
3,958	Amedisys, Inc.*	957,440
13,846	ASGN, Inc.*,1	993,728
168,208	Axcella Health, Inc.*	841,040
8,037	Barrett Business Services, Inc.	462,690
11,698	CBIZ, Inc.*	284,495
3,115	Central Garden & Pet Co.*	126,749
1,666	Chegg, Inc.*,1	122,851
13,431	Concert Pharmaceuticals, Inc.*,1	129,206
33,217	Darling Ingredients, Inc.*,1	1,061,948

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
8,357	GenMark Diagnostics, Inc.*,1	$108,390
23,790	Herc Holdings, Inc.*	974,201
78,104	Hookipa Pharma, Inc.*,1	698,250
10,330	Jounce Therapeutics, Inc.*	49,997
21,541	K12, Inc.*,1	801,541
3,175	Kiniksa Pharmaceuticals Ltd. - Class A*,1,2	56,102
6,153	Livongo Health, Inc.*,1	844,807
17,362	Luminex Corp.[1]	463,392
52,840	MeiraGTx Holdings plc*,1,2	687,448
1,034	Nevro Corp.*	142,216
7,263	Novocure Ltd.*,1,2	601,013
16,886	Odonate Therapeutics, Inc.*,1	272,709
4,082	Quidel Corp.*	718,269
4,235	Surmodics, Inc.*	191,634
653	Syneos Health, Inc.*	41,204
36,041	Verrica Pharmaceuticals, Inc.*,1	331,217
69,956	X4 Pharmaceuticals, Inc.*	586,231
		12,933,515
	FINANCIAL — 15.7%
8,370	Artisan Partners Asset Management, Inc. - Class A	324,003
9,745	Bank of NT Butterfield & Son Ltd.[2]	245,574
38,952	Brightsphere Investment Group, Inc.	539,875
1,675	Cohen & Steers, Inc.	101,337
9,000	ConnectOne Bancorp, Inc.	136,080
12,263	First Mid Bancshares, Inc.	319,328
5,135	First of Long Island Corp.	78,899
3,655	Flagstar Bancorp, Inc.	114,840
66,348	Global Medical REIT, Inc. - REIT[1]	848,591
20,958	Legacy Housing Corp.*	320,029
7,985	McGrath RentCorp	529,885
92,199	MGIC Investment Corp.[1]	845,465
96,411	Old Second Bancorp, Inc.[1]	787,678
22,253	PennyMac Financial Services, Inc.[1]	1,173,178
28,384	ProSight Global, Inc.*	269,080
12,555	Republic Bancorp, Inc. - Class A1	386,192
37,935	Retail Value, Inc. - REIT	482,154

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,700	Sculptor Capital Management, Inc.	$21,709
27,102	Southern National Bancorp of Virginia, Inc.	231,722
1,374	Virtus Investment Partners, Inc.	194,971
19,075	Whitestone REIT - REIT	122,652
		8,073,242
	INDUSTRIAL — 20.3%
10,615	Altra Industrial Motion Corp.	414,516
5,957	American Woodmark Corp.*,1	521,237
25,593	Atkore International Group, Inc.*	684,101
13,095	Cornerstone Building Brands, Inc.*	104,236
13,196	CSW Industrials, Inc.	953,411
28,731	Gorman-Rupp Co.	917,955
44,210	Great Lakes Dredge & Dock Corp.*	414,248
40,474	JELD-WEN Holding, Inc.*	851,978
29,793	Louisiana-Pacific Corp.[1]	981,381
13,684	Moog, Inc. - Class A	825,008
23,299	Mueller Industries, Inc.	691,980
64,897	Mueller Water Products, Inc. - Class A	700,888
49,856	PGT Innovations, Inc.*	903,889
4,679	Plexus Corp.*	355,932
17,822	Raven Industries, Inc.[1]	442,877
6,936	UFP Industries, Inc.	411,652
13,455	Universal Logistics Holdings, Inc.	289,283
		10,464,572
	TECHNOLOGY — 14.0%
18,096	Amkor Technology, Inc.*	220,681
24,446	Benefitfocus, Inc.*,1	252,772
3,341	CACI International, Inc. - Class A*	782,429
19,386	CEVA, Inc.*,1	819,058
4,865	Domo, Inc.*	198,103
44,975	eGain Corp.*	601,765
2,855	MACOM Technology Solutions Holdings, Inc.*	101,724
17,784	Progress Software Corp.	673,836
47,744	SecureWorks Corp. - Class A*,1	617,330
13,951	Semtech Corp.*,1	818,226
9,257	SPS Commerce, Inc.*	739,449

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
28,424	Tenable Holdings, Inc.*	$1,069,879
5,607	TTEC Holdings, Inc.	317,861
		7,213,113
	UTILITIES — 5.5%
4,800	American States Water Co.[1]	365,184
8,022	Chesapeake Utilities Corp.[1]	656,200
15,002	Middlesex Water Co.[1]	962,078
22,670	RGC Resources, Inc.	528,664
5,137	Southwest Gas Holdings, Inc.	322,963
		2,835,089
	TOTAL COMMON STOCKS
	(Cost $48,916,910)	50,571,753
	SHORT-TERM INVESTMENTS — 18.6%

Units
	COLLATERAL FOR SECURITIES LOANED — 18.6%
9,540,096	Securities Lending Fund II, LLC [3]	9,540,096
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,540,096)	9,540,096
	TOTAL INVESTMENTS — 116.9%
	(Cost $58,457,006)	60,111,849
	Liabilities in Excess of Other Assets — (16.9)%	(8,675,272)
	TOTAL NET ASSETS — 100.0%	$51,436,577

REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $9,212,201 at August 31, 2020.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.